Expense Example - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity International Multifactor ETF - Fidelity International Multifactor ETF	Mar. 01, 2023 USD ($)
Expense Example:
1 year	$ 40
3 years	125
5 years	219
10 years	$ 493